SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Fixed Assets and Revenues Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Reversal of performance fee	$ 2.6	$ 24.0
Cumulative performance fees	5.3
Accrued clawback obligations	$ 7.2		$ 7.1
Furniture, Fixtures, And Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, Fixtures, And Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years